Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	46,451	58,581	79,693
Average Exercise Price, Outstanding (in Dollars per share)	$ 27.90	$ 28.38	$ 27.25
Shares, Exercisable	46,451	58,581
Average Exercise Price, Exercisable (in Dollars per share)	$ 27.90	$ 28.38
Granted December 14, 2005 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	7,163
Contractual Average Life, Outstanding	346 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 36.73
Shares, Exercisable	7,163
Average Exercise Price, Exercisable (in Dollars per share)	$ 36.73
Granted December 10, 2006 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	3,150
Contractual Average Life, Outstanding	1 year 343 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 40.24
Shares, Exercisable	3,150
Average Exercise Price, Exercisable (in Dollars per share)	$ 40.24
Granted April 19, 2007 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	3,639
Contractual Average Life, Outstanding	2 years 105 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 37.33
Shares, Exercisable	3,639
Average Exercise Price, Exercisable (in Dollars per share)	$ 37.33
Granted May 16, 2007 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	1,337
Contractual Average Life, Outstanding	2 years 135 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 37.48
Shares, Exercisable	1,337
Average Exercise Price, Exercisable (in Dollars per share)	$ 37.48
Granted December 10, 2007 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	2,450
Contractual Average Life, Outstanding	2 years 343 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 37.00
Shares, Exercisable	2,450
Average Exercise Price, Exercisable (in Dollars per share)	$ 37.00
Granted January 2, 2008 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	1,337
Contractual Average Life, Outstanding	3 years
Average Exercise Price, Outstanding (in Dollars per share)	$ 36.25
Shares, Exercisable	1,337
Average Exercise Price, Exercisable (in Dollars per share)	$ 36.25
Granted November 10, 2008 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	18,500
Contractual Average Life, Outstanding	3 years 313 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 23.00
Shares, Exercisable	18,500
Average Exercise Price, Exercisable (in Dollars per share)	$ 23.00
Granted May 9, 2011 [Member]
Note 13 - Employee Benefits (Details) - Stocks Options Outstanding by Grant Date [Line Items]
Shares Outstanding	8,875
Contractual Average Life, Outstanding	6 years 127 days
Average Exercise Price, Outstanding (in Dollars per share)	$ 17.55
Shares, Exercisable	8,875
Average Exercise Price, Exercisable (in Dollars per share)	$ 17.55